Contingent liabilities	12 Months Ended
Oct. 31, 2019
Contingent liabilities [Abstract]
Contingent liabilities
35 Contingent liabilities
The Company and several of its subsidiaries are, from time to time, parties to legal proceedings and claims, which arise in the ordinary course of business. The directors do not anticipate that the outcome of these proceedings, actions and claims, either individually or in aggregate, will have a material adverse effect upon the Group’s financial position.

Shareholder litigation
Micro Focus International plc and certain current and former directors and officers are involved in two class action lawsuits in which plaintiffs are seeking damages for alleged violations of the Securities Act of 1933 and the Exchange Act of 1934.  Plaintiffs allege false and misleading statements or omissions in offering documents issued in connection with the Hewlett Packard Enterprise software business merger and issuance of Micro Focus American Depository Shares (“ADS”) as merger consideration, and other purportedly false and misleading statements. No liability has been recognized in either case as these are still very early in proceedings and it is too early to estimate whether there will be any financial impact.

Patent litigation
Several indirect subsidiaries of Micro Focus International plc are involved in a patent infringement lawsuit in which plaintiffs allege that certain Micro Focus ADM software products infringe three patents in the field of mobile application development and testing. Plaintiffs are seeking monetary damages in an amount that has yet to be specified. No liability has been recognized in these cases as they are still at an early stage in proceedings, and it is too soon to estimate whether there will be any financial impact.